Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
INVENTORIES:	NOTE 5:- INVENTORIES:
	December 31
	2020	2019

Raw materials	$116	$120
Inventory in progress	1,299	1,285
Finished goods	4,389	4,906
Net – advances from customers	(933)	(904)

	$4,871	$5,407